NATURE OF OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

NOTE 1 – NATURE OF OPERATIONS

Overview

EIR Biopharma, Inc. (“EIR,” “we”, “our” or the “Company”) was incorporated in Delaware on February 2, 2022. We are an early-stage biopharmaceutical company focused on therapeutics for the treatment of eye disease. Combined, our founders have more than 50 years of senior level management experience in the biotechnology, pharmaceutical, and biopharma industries, including in leadership roles at Intercept Pharmaceuticals, Iovance Biotherapeutics, and GT Biopharma.

Our strategy is to negotiate worldwide exclusive licenses for the right to develop therapies for the treatment of eye disease; we target preclinical therapeutic candidates that promise to meet clear clinical needs, and that can be advanced to a clinical stage with the investment of several million dollars over 18 to 24 months. Our principal preclinical therapeutic candidates have been licensed from prominent research institutions, including Cornell University and the University of Miami.

Our lead product candidates include EIR-0205 and EIR-1003:

•	EIR-0205 is a small molecule therapeutic candidate we intend to further develop as a treatment for the atrophic (dry) form of age-related macular degeneration (AMD). There are no effective drugs for the treatment of dry AMD. EIR-0205 is a functionalized cyclodextrin that has been shown to extract lipofuscin, a waste product that accumulates in the retinal epithelium, causing degeneration of the retina, in both cellular and animal models of dry AMD. We are currently soliciting proposals from various contract research organizations (CROs) for the activities necessary to enable submission of an Investigational New Drug (IND) application with the FDA, and initiate human clinical studies in late 2027.

•	EIR-1003 is a peptide drug candidate that was designed to mimic ephrin peptide ligands and has been shown to increase nerve growth in cellular models of eye diseases. The signaling between ephrin (“Eph”) receptor and ephrin peptides is referred to as a cognate ligand pair that (a) regulates the growth of dendrites and synapses, and (b) promotes growth of retinal ganglion cells, the cell type that is diminished in glaucoma and in diabetic retinopathy. Studies conducted at the University of Miami Bascom Eye Institute demonstrate that treatment with EIR-1003 results in increased neuroprotection and nerve regeneration in animal models of optic nerve injury. We are advancing EIR-1003 into animal toxicology studies in order to file an IND with the FDA, and initiate human clinical studies in early 2027.

NOTE 1 – NATURE OF OPERATIONS

Overview

EIR Biopharma, Inc. (“EIR,” “we”, “our” or the “Company”) was incorporated in Delaware on February 2, 2022. We are an early-stage biopharmaceutical company focused on therapeutics for the treatment of eye disease. Combined, our founders have more than 50 years of senior level management experience in the biotechnology, pharmaceutical, and biopharma industries, including in leadership roles at Intercept Pharmaceuticals, Iovance Biotherapeutics, and GT Biopharma.

We have negotiated worldwide exclusive licenses for the right to develop therapies for the treatment of eye disease; we targeted preclinical therapeutic candidates that promise to meet clear clinical needs and can be advanced to a clinical stage with the investment of several million dollars over 12 to 18 months. Our principal preclinical therapeutic candidates have been licensed from prominent research institutions, including the Weill Cornell Medical College of Cornell University and the University of Miami Bascom Eye Institute.

Our lead product candidates include EIR-0205 and EIR-1003:

•	EIR-0205 is a small molecule therapeutic candidate we intend to further develop as a treatment for the atrophic (dry) form of age-related macular degeneration (AMD). There are no effective drugs for the treatment of dry AMD. EIR-0205 is a functionalized cyclodextrin that has been shown to extract lipofuscin, a waste product that accumulates in the retinal epithelium, causing degeneration of the retina, in both cellular and animal models of dry AMD. We are currently soliciting proposals from various contract research organizations (CROs) for the activities necessary to enable submission of an Investigational New Drug (IND) application with the FDA and initiate human clinical studies in late 2027.

•	EIR-1003 is a peptide drug candidate that was designed to mimic ephrin peptide ligands and has been shown to increase nerve growth in cellular models of eye diseases. The signaling between ephrin (“Eph”) receptor and ephrin peptides is referred to as a cognate ligand pair that (a) regulates the growth of dendrites and synapses, and (b) promotes growth of retinal ganglion cells, the cell type that is diminished in glaucoma and in diabetic retinopathy. Studies conducted at the University of Miami Bascom Eye Institute demonstrate that treatment with EIR-1003 results in increased neuroprotection and nerve regeneration in animal models of optic nerve injury. We are advancing EIR-1003 into animal toxicology studies in order to file an IND with the FDA in the first quarter of 2026 and initiate human clinical studies in early 2027.